Note 30	12 Months Ended
Dec. 31, 2023
Accumulated other comprehensive income [abstract]
Disclosure of Accumulated Other Comprehensive Income [Text Block]	Accumulated other comprehensive income (loss)
The breakdown of the balance under this heading in the consolidated balance sheets is as follows

Accumulated other comprehensive income (loss). Breakdown by concepts (Millions of Euros)
	Notes	2023	2022 ⁽¹⁾	2021
Items that will not be reclassified to profit or loss		(2,105)	(1,881)	(2,075)
Actuarial gains (losses) on defined benefit pension plans		(1,049)	(760)	(998)
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(1,112)	(1,194)	(1,079)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		55	72	2
Items that may be reclassified to profit or loss		(14,148)	(15,760)	(14,401)
Hedge of net investments in foreign operations (effective portion)		(2,498)	(1,408)	(146)
Mexican peso		(3,147)	(1,751)	(681)
Turkish lira		670	358	555
Other exchanges		(21)	(15)	(19)
Foreign currency translation		(11,419)	(13,078)	(14,988)
Mexican peso		(640)	(2,791)	(4,503)
Turkish lira		(6,908)	(6,599)	(6,607)
Argentine peso		(1,296)	(868)	(1,024)
Venezuela Bolívar		(1,865)	(1,850)	(1,858)
Other exchanges		(711)	(969)	(995)
Hedging derivatives. Cash flow hedges (effective portion)		133	(447)	(533)
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	(357)	(809)	1,274
Share of other recognized income and expense of investments in joint ventures and associates		(8)	(18)	(9)
Total		(16,254)	(17,642)	(16,476)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
The balances recognized under these headings are presented net of tax.
The main changes in 2023 are explained by the appreciation against the euro of some of the currencies of the main geographies where the Group operates against the euro such as the Mexican peso (11.4%) and Colombian peso (21.4%), the depreciation of the Argentine peso (78.9%), the Turkish lira (38.9%) and the application of IAS 29 "Financial Reporting in Hyperinflationary Economies" in Turkey and Argentina (see Note 2.2.18).